Deposit of Long-Term Investments	12 Months Ended
Jun. 30, 2026
Deposit of Long-Term Investments [Abstract]
DEPOSIT OF LONG-TERM INVESTMENTS

7 — DEPOSIT OF LONG-TERM INVESTMENTS

Deposit of long-term investments represented cash consideration advanced to the shareholders of certain equity investees. As of June 30, 2025 and 2026, deposit of long-term investments consisted of the following:

	June 30, 2025	June 30, 2026
	RMB	RMB
Deposit of investment in Zhonglian Jinan Insurance Brokers Co., Ltd. (“Zhonglian”) – deposit related to an acquisition in progress (a)	6,700,000	—
Deposit for non-controlling interests in other investees (b)	5,775,000	5,775,000
	12,475,000	5,775,000

(a)

On July 2, 2025, Zhibao China entered into a Share Purchase Agreement (the “SPA”) with Zhonglian and its shareholders of Zhonglian. Pursuant to the terms and conditions set forth in the SPA, Zhibao China agreed to acquire an aggregate of 51% of the equity interest in Zhonglian for a total purchase price of RMB25.5 million (the “Acquisition”). As of June 30, 2025, the Company made deposits of RMB 6,700,000 to the shareholders of Zhonglian. Upon the closing of the Acquisition, the Company would consolidate the financial statements of Zhonglian in its consolidated financial statements.

On September 30, 2025, the Acquisition was completed, and the deposits previously paid were applied toward the purchase consideration. Accordingly, Zhonglian became subsidiaries of the Company and its financial results were consolidated into the Company’s consolidated financial statements from the acquisition date.

(b)	As of June 30, 2026, Zhibao China had outstanding deposits aggregating RMB 5,775,000, which were paid prior to the year ended June 30, 2025 to three investees over which the Company had neither control nor significant influence and remained outstanding. Upon closing of the investment, the Company would elect to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.